INVENTORIES AND SUPPLIES (Tables)	12 Months Ended
Dec. 31, 2018
INVENTORIES AND SUPPLIES [abstract]
Schedule of inventories and supplies

	2017	2018

Materials and supplies	6,278	4,954
Oil in tanks	1,540	1,499
Less: Provision for inventory obsolescence	(464)	(601)

	7,354	5,852